Investments in Associates - Additional Information (Detail) - Mechel Somani Carbon (Mining segment) [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Percentage of shares held	51.00%	51.00%
Provision for investment		₽ 42